Fixed Assets, Net (Tables)	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of fixed assets
	June 30, 2021	December 31, 2020
	(unaudited)
Cryptocurrency mining machines	$2,594,524	$—
Software (see Note 7)	8,000,000	—
Leasehold improvement	38,399	38,463
Office and computer equipment	150,405	148,048
Total cost of fixed assets	10,783,327	186,511
Less: accumulated depreciation	(519,128)	(151,592)
Fixed assets, net	$10,264,199	$34,919